UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03749

DWS State Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  3/31

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 90.5%
Guam 1.6%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,016,236
Series A, 5.75%, 12/1/2034	3,725,000	3,820,099

		7,836,335
Massachusetts 79.0%
Boston, MA, General Obligation, Series A, 4.75%, 4/1/2029	3,900,000	4,193,007
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,106,813
AMT, 8.0%, 9/1/2035	960,000	533,827
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,241,560
Series A, 5.0%, 11/1/2030	1,270,000	1,390,345
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026 (a)	7,645,000	8,336,337
5.0%, 5/15/2027	2,295,000	2,486,334
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	825,000	981,742
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (b)	1,260,000	1,315,390
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016 (b)	1,000,000	942,420
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,503,397
Series A, 5.25%, 7/1/2034	1,700,000	1,830,424
Series A, 5.75%, 7/1/2011	355,000	355,053
Series A, 5.75%, 7/1/2015	535,000	535,080
Series B, 6.2%, 3/1/2016	3,100,000	3,557,932
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	9,540,061
Series C, ETM, 5.0%, 7/1/2015	190,000	222,386
Series C, ETM, 5.0%, 7/1/2016	75,000	88,622
Series B, 5.0%, 7/1/2035	3,970,000	4,212,249
Series A, 5.25%, 7/1/2020	6,270,000	7,484,311
Series A, 5.25%, 7/1/2021	5,000,000	5,980,250
Series C, ETM, 5.5%, 7/1/2017	165,000	201,417
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,615,125
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Series B2, 6.25%, 6/1/2014	2,500,000	2,502,400
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	1,000,000	1,104,110
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	1,300,000	1,486,862
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,038,400
Series F, 5.75%, 7/1/2033	2,000,000	2,022,940
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,100,000	3,636,951
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	1,675,000	1,733,792
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	950,000	950,941
Series D, Prerefunded, 6.35%, 7/15/2032	3,250,000	3,661,742
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	695,000	667,346
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,024,930
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,605,000	3,298,683
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	4,961,650
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	9,000,000	8,232,210
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (b)	2,600,000	3,081,338
Massachusetts, State College Building Authority Project Revenue:
Series A, 5.0%, 5/1/2031 (b)	2,630,000	2,724,680
Series A, 5.5%, 5/1/2039	5,730,000	6,184,790
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	14,739,120
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assitance, Series B, 5.0%, 1/1/2035	4,500,000	4,720,320
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,209,212
Series C, 6.375%, 8/1/2014	1,000,000	1,013,140
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2021	2,500,000	2,756,400
Series P, 5.0%, 7/1/2022	1,500,000	1,641,600
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,065,630
Massachusetts, State Development Finance Agency Revenue, Boston University, Series V-1, 5.0%, 10/1/2029	3,400,000	3,527,262
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	501,240
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,613,325
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,441,248
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014 (b)	5,000,000	5,177,850
Series A, 5.625%, 1/1/2015 (b)	4,000,000	4,136,320
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75%, 12/1/2042	1,000,000	1,075,140
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,325,541
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,558,380
5.0%, 9/1/2045	2,000,000	2,010,960
Massachusetts, State General Obligation:
Series A, 0.24% **, 3/1/2026	600,000	600,000
Series A, 0.691% *, 11/1/2018	5,000,000	4,468,750
Series A, 5.0%, 3/1/2034	5,000,000	5,293,450
Series D, 5.5%, 11/1/2019	4,325,000	5,247,047
Massachusetts, State General Obligation, Consolidated Loan, Series D, 5.5%, 11/1/2019 (b)	2,500,000	3,032,975
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,591,688
Series A, 5.0%, 10/1/2037	9,860,000	9,930,795
Massachusetts, State Health & Educational Facilities Authority Revenue, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,023,760
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project:
5.25%, 7/1/2038	650,000	597,435
5.75%, 7/1/2031	3,000,000	3,001,890
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,157,417
Series E-1, 5.125%, 7/1/2038	1,500,000	1,442,880
Series B-2, 5.375%, 2/1/2026 (b)	695,000	707,413
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,570,000	1,702,147
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039	5,500,000	5,693,985
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,268,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,285,058
5.375%, 7/1/2025	1,285,000	1,391,205
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,548,570
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039 (b)	2,500,000	2,601,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology:
Series A, 5.0%, 7/1/2038	7,965,000	8,419,881
Series K, 5.5%, 7/1/2032	1,260,000	1,543,223
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,236,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
5.0%, 7/1/2022	1,000,000	1,067,180
Series G-5, 5.0%, 7/1/2022	1,400,000	1,455,286
Series J1, 5.0%, 7/1/2034	10,000,000	10,218,100
Series C, 5.75%, 7/1/2032	300,000	306,771
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	10,200,500
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,245,760
Series M, 5.5%, 2/15/2027	1,705,000	2,027,092
Series M, 5.5%, 2/15/2028	3,000,000	3,556,680
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, 5.25%, 10/1/2013 (b)	280,000	292,869
Series B, Prerefunded, 5.25%, 10/1/2013 (b)	220,000	233,075
Massachusetts, State Port Authority Revenue:
Series B, AMT, 5.5%, 7/1/2011 (b)	3,890,000	3,905,171
Series B, AMT, 5.5%, 7/1/2012 (b)	1,610,000	1,615,055
Series D, AMT, 5.5%, 7/1/2018	2,620,000	2,641,065
Series D, AMT, 6.125%, 7/1/2013	1,860,000	1,883,845
Series D, AMT, 6.125%, 7/1/2014	1,990,000	2,014,835
Series D, AMT, 6.125%, 7/1/2015	2,130,000	2,155,879
Series D, AMT, 6.25%, 7/1/2016	1,850,000	1,872,773
Series D, AMT, 6.25%, 7/1/2017	1,550,000	1,568,740
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (b)	1,000,000	973,370
Series A, AMT, 5.5%, 1/1/2017 (b)	4,000,000	3,788,560
Series A, AMT, 5.5%, 1/1/2018 (b)	5,000,000	4,689,850
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021 (b)	4,500,000	4,932,720
Series A, 5.0%, 8/15/2024 (b)	7,800,000	8,517,990
Series A, 5.0%, 8/15/2037 (b)	5,000,000	5,183,100
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,478,450
Series 13, 5.0%, 8/1/2026	5,000,000	5,439,100
Series 2, 5.7%, 2/1/2015	35,000	35,151
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	5,048,720
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	132,396
Series 11, 5.0%, 8/1/2020	100,000	110,210
Series 6, 5.625%, 8/1/2015	120,000	121,724
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2039	5,115,000	5,387,681
Series B, 5.0%, 8/1/2039	7,500,000	7,899,825
Series C, 5.25%, 12/1/2015	1,570,000	1,769,955
Series C, ETM, 5.25%, 12/1/2015 (a)	2,460,000	2,779,136
Series A, 5.25%, 8/1/2026 (b)	1,950,000	2,143,849
Series B, 5.25%, 8/1/2031 (b)	5,130,000	5,862,872
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,111,430
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015 (b)	6,050,000	6,820,528
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,804,774
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (b)	1,145,000	1,162,072
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,117,800
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (b)	11,880,000	12,781,930

		399,621,023
Puerto Rico 9.7%
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	2,800,000	2,950,724
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015 (b)	2,500,000	2,799,425
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	4,236,705
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, 6.25%, 7/1/2014	145,000	163,035
Series Y, ETM, 6.25%, 7/1/2014	1,855,000	2,226,890
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	5,615,215
Series WW, 5.375%, 7/1/2024	5,000,000	5,226,350
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series H, 5.5%, 7/1/2016 (b)	10,350,000	11,159,784
Series M, 6.25%, 7/1/2022	5,000,000	5,616,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,825,000	1,832,373
Series A, 6.0%, 8/1/2042	2,500,000	2,658,125
Series A, 6.5%, 8/1/2044	2,500,000	2,782,600
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	2,570,000	1,628,840

		48,896,816
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,013,980

Total Municipal Bonds and Notes (Cost $437,112,871)		457,368,154
Municipal Inverse Floating Rate Notes (c) 20.4%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (d)	10,000,000	11,692,050
Trust: Massachusetts, Bay Transportation Sales, Series 2008-1111, 144A, 9.69%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (b) (d)	10,000,000	10,927,630

Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023 (b) (d)	5,000,000	5,463,815
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 14.844%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (b) (d)	20,000,000	21,691,300
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 17.42%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (d)	10,000,000	10,588,394
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.364%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (d)	12,615,000	14,724,843
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.297%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (d)	15,000,000	15,984,300
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.2%, 8/1/2035, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resources Authority, Series J, 5.5%, 8/1/2021 (b) (d)	10,000,000	12,298,150
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.27%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $98,070,444)		103,370,482

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $535,183,315) †	110.9	560,738,636
Other Assets and Liabilities, Net	(10.9)	(55,106,545)

Net Assets	100.0	505,632,091

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2010.

†
The cost for federal income tax purposes was $536,090,701.  At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $24,647,935.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,280,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,632,783.

(a)	At June 30, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	9.4
Assured Guaranty Corp.	0.5
Assured Guaranty Municipal Corp.	12.4
Financial Guaranty Insurance Co.	1.8
National Public Finance Guarantee Corp.	3.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At June 30, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

3/31/2011 3/31/2014	40,000,0001	Fixed — 2.925%	Floating — LIBOR	(1,219,397)	—	(1,219,397)
4/1/2011 4/1/2014	40,000,0002	Fixed — 2.952%	Floating — LIBOR	(1,248,281)	—	(1,248,281)
3/16/2010 3/16/2027	6,100,0001	Fixed — 3.422%	Floating — LIBOR	3,788	—	3,788
7/1/2010 7/1/2029	8,100,0003	Fixed — 4.299%	Floating — LIBOR	(834,159)	—	(834,159)
3/9/2011 3/9/2030	8,000,0002	Fixed — 4.672%	Floating — LIBOR	(1,038,444)	—	(1,038,444)
Total net unrealized depreciation on open interest rate swaps					(4,336,493)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	The Goldman Sachs & Co.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(e)	$—	$560,738,636	$—	$560,738,636
Derivatives(f)	—	3,788	—	3,788
Total	$—	$560,742,424	$—	$560,742,424

Liabilities
Derivatives(f)	$—	$(4,340,281)	$—	$(4,340,281)
Total	$—	$(4,340,281)	$—	$(4,340,281)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (4,336,493)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010